Inventories, Net - Schedule of Inventories, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Inventories, Net [Abstract]
Finished goods		$ 13,415
Total		13,415
Inventory write-down
Inventories, net		$ 13,415